Capital Stock - Additional Information (Detail)		12 Months Ended
	Nov. 05, 2024	Dec. 31, 2025 Vote shares
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share | Vote		1
Number of common stock shares to be purchased under the Bid		25,300,000
Percentage of issued and outstanding common shares	10.00%
Commencement date of Bid		Nov. 07, 2025
Termination date of Bid		Nov. 06, 2026